UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MIG Capital, LLC

Address:   660 Newport Center Drive
           Suite 1300
           Newport Beach, CA 92660


Form 13F File Number: 028-12667


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Andrews
Title:  Chief Compliance Officer
Phone:  949-474-5800

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Andrews                   Newport Beach, CA                  2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      198,836
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVENT SOFTWARE INC        COM              007974108    6,868   321,244 SH       SOLE                  321,244      0    0
APPLE INC                  COM              037833100    8,408    15,800 SH       SOLE                   15,800      0    0
ARCH CAP GROUP LTD         ORD              G0450A105    9,112   207,000 SH       SOLE                  207,000      0    0
ARDEN GROUP INC            CL A             039762109    4,966    55,200 SH       SOLE                   55,200      0    0
BB&T CORP                  COM              054937107    4,846   166,492 SH       SOLE                  166,492      0    0
BLACK DIAMOND INC          COM              09202G101    5,752   701,500 SH       SOLE                  701,500      0    0
COACH INC                  COM              189754104    4,829    87,000 SH       SOLE                   87,000      0    0
COACH INC                  COM              189754104    2,059    37,100     PUT  SOLE                   37,100      0    0
ECHOSTAR CORP              CL A             278768106    9,742   284,700 SH       SOLE                  284,700      0    0
GRUPO TELEVISA SA          SPON ADR REP ORD 40049J206    7,708   290,000 SH       SOLE                  290,000      0    0
GUESS INC                  COM              401617105    5,522   225,000 SH       SOLE                  225,000      0    0
INTERVAL LEISURE GROUP INC COM              46113M108    7,906   407,713 SH       SOLE                  407,713      0    0
JACK IN THE BOX INC        COM              466367109    7,093   248,000 SH       SOLE                  248,000      0    0
LASALLE HOTEL PPTYS        COM SH BEN INT   517942108    2,081    81,960 SH       SOLE                   81,960      0    0
LIBERTY INTERACTIVE CORP   INT COM SER A    53071M104    7,901   401,464 SH       SOLE                  401,464      0    0
PACWEST BANCORP DEL        COM              695263103    4,741   191,400 SH       SOLE                  191,400      0    0
PEPSICO INC                COM              713448108    8,280   121,000 SH       SOLE                  121,000      0    0
RENT A CTR INC NEW         COM              76009N100    7,324   213,160 SH       SOLE                  213,160      0    0
SCHWAB CHARLES CORP NEW    COM              808513105    5,073   353,300 SH       SOLE                  353,300      0    0
SCHWAB CHARLES CORP NEW    COM              808513105    2,297   160,000     PUT  SOLE                  160,000      0    0
SEALY CORP                 COM              812139301    1,912   881,300 SH       SOLE                  881,300      0    0
SOTHEBYS                   COM              835898107    8,909   265,000 SH       SOLE                  265,000      0    0
STARBUCKS CORP             COM              855244109    7,959   148,400 SH       SOLE                  148,400      0    0
TEMPUR PEDIC INTL INC      COM              88023U101    9,919   314,988 SH       SOLE                  314,988      0    0
TEMPUR PEDIC INTL INC      COM              88023U101    2,834    90,000     PUT  SOLE                   90,000      0    0
TEXAS ROADHOUSE INC        COM              882681109    5,515   328,293 SH       SOLE                  328,293      0    0
TILLYS INC                 CL A             886885102    7,059   523,300 SH       SOLE                  523,300      0    0
VIASAT INC                 COM              92552V100   20,426   525,100 SH       SOLE                  525,100      0    0
WMS INDS INC               COM              929297109    4,947   282,700 SH       SOLE                  282,700      0    0
ZIX CORP                   COM              98974P100    6,848 2,454,500 SH       SOLE                2,454,500      0    0


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